Share capital - Shares authorised and issued (Details)	3 Months Ended
Mar. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	572,734
Number of shares issued, ending balance (in shares)	123,536,279
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	572,734
Number of shares issued, ending balance (in shares)	123,536,279